FINANCIAL INSTRUMENTS (Details 28) $ in Thousands, in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,021,864	1,188,917	$ 5,913,040	1,329,653	$ 4,513,688
Bonds issued	4,707,944		4,831,743
Borrowings	1,274,260		947,022
Other financial liabilities	$ 6,021,864		$ 5,913,040
Percentage of entity total interest rate borrowings	100.00%	100.00%	1.00%	1.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,631,837		$ 5,382,970
Bonds issued	4,707,944		4,831,743
Borrowings	712,138		280,202
Other financial liabilities	$ 211,755		$ 271,025
Proportion of fixed interest rate borrowings	90.90%	90.90%	89.00%	89.00%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 562,122		$ 666,820
Bonds issued	0		0
Borrowings	$ 562,122		$ 666,820
Proportion of variable interest rate borrowings	9.10%	9.10%	11.00%	11.00%